INCOME TAXES (Tables)	12 Months Ended
Apr. 30, 2022
INCOME TAXES
Schedule of Income Tax Benefit for Federal Income Tax Purposes
	For the Year Ended April 30,
	2022	2021
Income tax benefit at U.S. Federal Income Tax rate	$(284,000)	$(39,000)
State income taxes, net of federal benefit	(78,000)	(11,000)
Change in valuation allowance	362,000	50,000

Net Income tax benefit	$-	$-

Schedule of Deferred Tax Assets and Liabilities
	April 30,
	2022	2021
Deferred tax assets:
Net operating loss carry forward	$5,549,000	$5,187,000

Total deferred tax assets	$5,549,000	$5,187,000
Less: deferred tax asset valuation allowance	(5,549,000)	(5,187,000)
Total Net deferred tax assets	$-	$-